Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 01, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Effective Date	dei_DocumentEffectiveDate	May 01, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Ramius Strategic Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the Ramius Strategic Volatility Fund (the “Fund”) is to achieve positive return in an extended unfavorable equity markets (such as a long-term decline in the equity markets) while minimizing the cost of providing such protection in other market environments.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 19 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because of the nature of the Fund’s investments, the portfolio turnover during the period October 1, 2012 (commencement date) through December 31, 2012 was 0%.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursements) do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the fee waiver/expense reimbursements by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	If you did not redeem your shares (but otherwise based on the same assumptions described above) your costs would be:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective by investing principally in an actively managed portfolio of swap agreements with respect to underlying indexes published by third party banks and financial institutions. These indexes principally relate to measurements of volatility for a broad range of asset classes, such as equities, commodities and foreign currencies. The Fund may also include in its portfolio indexes that seek to capture positive returns that are uncorrelated with market volatility (for example, during periods when the equity markets are increasing in value).

Ramius Alternative Solutions LLC (the “Advisor”), the Fund’s investment advisor, believes that market volatility is negatively correlated with the returns of broad equity markets and, as a result, measures of volatility may be used as a hedging tool against declining equity markets. By investing in index-related swap agreements that are positioned to take advantage of market volatility, the Advisor believes the Fund can provide protection from extended adverse equity markets at a lower cost than certain other traditional hedging strategies, such as investing in put options and put spreads on equity market indexes.

The Fund invests in swap agreements relating to both “dynamic long volatility” indexes and “persistent long volatility” indexes. Dynamic long volatility indexes seek to adjust between being “long” or “short” volatility exposure depending on market conditions. Persistent long volatility indexes are designed to select investments that are consistently “long” volatility. An investment that is “long” volatility is generally an investment that is intended to capture gains resulting from increased market expectation of volatility of the price of an asset. An investment that is “short” volatility is generally an investment that is intended to capture gains resulting from decreased market expectation of volatility of the price of an asset.

The Fund may invest in swap agreements relating to other types of indexes in an effort to produce positive returns that are unrelated to market volatility levels. This may include indexes that seek to generate absolute returns resulting from structural market inefficiencies (e.g., persistent differences between prices of related assets), including indexes that may be linked to the returns of commodities and commodity futures.

The Fund invests in swap agreements primarily relating to three types of indexes, which can be classified as follows:

• Core Volatility: These indexes in general seek to provide returns that are positively correlated with volatility (principally volatility of the broad equity markets) and negatively correlated with the S&P 500 Index.

• Dynamic Volatility: These indexes seek to have dynamic exposure to volatility, which means they are expected to change their exposures to volatility based on market conditions. These indexes seek to build long volatility exposures during periods of extended high volatility in the broader equity markets and to reduce exposure to volatility during periods of low volatility in the broader equity markets.

• Carry: These indexes seek to create positive returns in both extended and short-term positive equity markets. The Fund intends to use these indexes to help offset the costs of utilizing the core and dynamic volatility strategies. These may include indexes that seek to take advantage of certain structural market inefficiencies, but the Advisor may in its discretion select indexes based on other types of strategies in order to create positive returns.

The indexes underlying the Fund’s swap agreements are developed by third party banks and financial institutions using rule based algorithmic strategies (referred to as “algos”). The performance of each index is published daily by Bloomberg L.P. on its website.

Portfolio Construction

The Advisor’s portfolio construction process incorporates the following steps:

• Strategy research with respect to the algo underlying each index,

• Evaluation of return and risk expectations relative to specific indexes given the investment environment,

• Current index exposure positioning and risk assessment of each index, and

• Portfolio construction and optimization.

The Advisor monitors and periodically rebalances the Fund’s investments as discussed under “Portfolio and Risk Management” below.

Investment Types

The Fund invests primarily in swap agreements, which are a type of derivative instrument that is primarily traded over the counter by institutional investors. The Fund’s investments in swaps are primarily comprised of total return swaps on the various indexes described above. In a total return swap, one party agrees to pay the other party an amount equal to the total return on the particular index, security or basket of securities during a specified period. The other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or index. The Fund generally limits its exposure to a single counterparty to be no more than 25% of its total assets.

A portion of the swap agreements in which the Fund invests are made with respect to indexes that are linked to the returns of commodity instruments, in an effort to provide the Fund with exposure to investment returns of the commodities markets without requiring the Fund to invest directly in physical commodities. These investments are primarily made through a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements. The Fund may not invest more than 25% of its total assets in the Subsidiary. References in this Prospectus to investments by, and activities and risks of, the Fund may also include investments by, and activities and risks of, the Subsidiary.

The Fund is required to segregate liquid assets, or enter into offsetting positions, to cover its obligations with respect to most of the derivative investments it makes. To calculate the obligation value to segregate liquid assets, the cash settled daily mark-to-market values are used, except for selling protection on credit default swaps. The notional value is used to segregate liquid assets for selling protection on credit default swaps. As a result, the Fund holds a significant portion of its assets in U.S. government securities, short-term and high quality debt securities, money market instruments, other money market funds, cash and other cash equivalents to collateralize its obligations under the derivative transactions. These fixed income securities are rated at the time of purchase in the BBB- or higher categories by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor to be of similar quality. The Fund’s assets allocated to these instruments are used primarily to cover the Fund's investments in swap agreements. Such segregation does limit the Fund’s exposure to loss, however, and the Fund has investment risk with respect to both the derivative itself and the assets that have been segregated to cover the Fund’s derivative exposure. To the extent that such segregated assets represent a large portion of the Fund’s portfolio, this may impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations may be impeded.

Portfolio and Risk Management

The Advisor monitors the Fund on an ongoing basis by monitoring each underlying index to which the Fund is exposed as well as, in certain circumstances, the underlying positions for each such index and reviewing the Advisor’s expectations as to how each such index will adjust to changing market conditions. In monitoring the Fund’s portfolio the Advisor considers a number of criteria including the following factors:

• Volatility of the portfolio,

• Vega of the portfolio (i.e., sensitivity to the change in volatility), and

• Beta of the portfolio (i.e., the portion of the portfolio’s returns that are correlated with the broad equity markets).

The Advisor monitors the Fund’s risk and return parameters and adjusts the portfolio in the event the portfolio is not performing according to the Advisor’s expectations or if the Advisor determines that the Fund’s allocations to the underlying indexes should be rebalanced.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the “1940 Act”) and may invest more of its assets in fewer positions than "diversified" mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's principal risks are described below. There can be no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. Because the Fund may be considered to be investing indirectly through its Subsidiary, references to the Fund’s risks also include risks associated with investing in the Subsidiary. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

• Management risk. The Fund seeks to achieve positive absolute returns in extended adverse equity markets while minimizing the cost of providing such protection in other market environments. The Fund is structured primarily as a hedging instrument and not primarily to achieve positive absolute returns during normal market conditions or periods of change between normal and adverse market conditions, and may experience losses during such periods. Furthermore, the investment process used by the Advisor could fail to achieve the Fund's investment objective and cause your investment to lose value. Accordingly, an investment in the Fund involves special risks, including some not traditionally associated with mutual funds, and as a result may not be suitable for all investors.

• Rule based algorithm risk. The indexes with respect to which the Fund invests may not achieve their desired objectives, which may negatively affect the performance of the Fund. In addition, because the Fund’s investments with respect to indexes depend upon index algos that are dynamic, it is possible that the Fund will not achieve its desired objectives. For example, changes in market volatility could be so sudden and severe that certain indexes incur substantial losses before the index algos re-align to market conditions or the Advisor rebalances the portfolio.

• Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance.

• Swap agreement risk. Swap agreements are a type of derivative instrument. Swaps can be highly volatile, illiquid and difficult to value, and changes in the value of a swap held by the Fund may not correlate with the underlying instrument or the Fund's other investments. The value of a swap depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to a swap. However, there are additional risks associated with a swap that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to: illiquidity risk; operational leverage risk; and counterparty credit risk. Counterparty credit risk is particularly relevant to a swap because they involve instruments that are traded between counterparties based on contractual relationships and are not traded on an exchange. As a result, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Additionally, swaps involve economic leverage, which could increase investment losses and increase the volatility of these instruments as they may fluctuate in value more than the underlying instrument. Some swaps have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

• Subsidiary risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and the Subsidiary are organized and operated, as applicable, could prevent the Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

• Tax risk. To qualify for the tax treatment available to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.” The IRS has issued private letter rulings concluding that certain income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. The IRS has suspended the issuance of such rulings and is reviewing its policy in this area. The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings. The Fund intends to take the position that income from its investments in the Subsidiary will constitute “qualifying income” even in the event that the Subsidiary does not distribute all of its income on an annual basis. In the absence of a ruling, however, there can be no certainty in this regard, and the Fund has not sought an opinion from counsel regarding this position. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in the Subsidiary could also be adversely affected by future legislation or Treasury regulations. If income derived by the Fund from its investments in the Subsidiary does not constitute “qualifying income,” the Fund may not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income. If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

• Leveraging risk. The use of leverage may increase Fund volatility and compound other risks. This is because leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet asset segregation requirements.

The Fund will utilize indirect leverage since the index investments will be funded on a notional basis. The Advisor initially expects that for each dollar invested in the Fund the Fund will obtain approximately three dollars in notional exposure to the underlying indexes. This use of leverage will increase the volatility of the Fund compared to the volatility of the notional portfolio of indexes. This means that the Fund could suffer disproportionate losses compared to losses resulting from investment in the same indexes at notional value.

• Credit risk. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivative transaction, to make timely interest or principal payments or otherwise honor its obligations, could cause the Fund to lose money.

• Commodity sector risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Fund's commodity-linked investments.

• Currency risk. The Fund may invest indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

• Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

• Liquidity risk. When there is little or no active trading market for specific types of investments, the Fund may have difficulty selling the investments at or near their perceived value. In such a market, the value of such investment and the Fund's share price may fall dramatically.

• CFTC regulation risk. The Fund is subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. The Advisor is registered as a commodity trading advisory and a commodity pool operator with respect to the Fund. In addition, the Advisor may be subject to substantially the same requirements with regard to the subsidiary. Compliance with CFTC regulations may increase the expenses of the Fund. Certain of the CFTC requirements that will apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund when they are adopted.

• Market risk. The market value of a investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. An investment’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Interest rate risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect such securities and, accordingly, the Fund's share price. The longer the effective maturity and duration of the Fund's portfolio, the more the Fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
Ramius Strategic Volatility Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RVOAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstramius_WireFee	20.00
Overnight check delivery fee	imstramius_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.20%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.64%
Other expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.08%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%	[4]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	2.28%	[4],[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	768
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,241
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,738
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,101
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	668
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,241
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,738
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,101
Ramius Strategic Volatility Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RVOIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstramius_WireFee	20.00
Overnight check delivery fee	imstramius_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.20%	[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.64%
Other expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.08%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%	[4]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	2.03%	[4],[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	206
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	655
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,131
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,445
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,445

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.
[2]	Management fees include a management fee paid to the Advisor (as defined in this Prospectus) by the Subsidiary (as defined in this Prospectus) at the annual rate of 1.20% of the Subsidiary's average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary pursuant to the investment advisory agreement between the Subsidiary and the Advisor. This undertaking may not be terminated by the Advisor as long as the investment advisory agreement between the Subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Fund's Board of Trustees.
[3]	This item does not include management fees paid by the Subsidiary to the Advisor, which are included in "Management fees" in the table above. Subsidiary expenses include other fees and expenses of the Subsidiary (as defined in this Prospectus), which are borne indirectly by the Fund as a result of investing through the Subsidiary.
[4]	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursements) do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any Subsidiary expenses front-end or contingent deferred loads, acquired fund fees and expenses, leverage interest (as determined in accordance with Form N-1A), taxes, brokerage commissions and expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation expenses) do not exceed 2.00% and 1.75% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until April 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for the three years from the date of any such waiver or reimbursement.
[6]	The total annual fund operating expenses (after fee waiver and/or expense reimbursements) shown in the table above exceed the contractual expense limitations shown in footnote 5 because they include estimated acquired fund fees and expenses, whereas the contractual expense limitations are based on operating expenses and do not include acquired fund fees and expenses.